Financial Instruments - Estimated Fair Value of Financial Instruments Measured at Fair Value on Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Recurring:
Cash and cash equivalents and restricted cash	$ 233,580	$ 250,294	$ 342,287	$ 318,993
Other:
Long-term debt (note 8)	(3,097,742)	(3,123,728)
Due to affiliates - current (note 11h)	(183,795)	(108,483)
Due to affiliates - long term (note 11f)	0	(163,037)
Interest rate swap agreements
Derivatives instruments (note 12)
Interest rate derivatives	(107,074)
Cross currency swap agreement
Derivatives instruments (note 12)
Foreign currency derivative instruments	(4,538)
Foreign currency forward contracts
Derivatives instruments (note 12)
Foreign currency derivative instruments	(4,650)
Carrying Amount | Level 1 | Public
Other:
Long-term debt (note 8)	(1,027,696)	(666,427)
Carrying Amount | Level 1 | Recurring
Recurring:
Cash and cash equivalents and restricted cash	233,580	250,294
Carrying Amount | Level 2
Other:
Due to affiliates - current (note 11h)	(125,000)	0
Due to affiliates - long term (note 11f)	0	(163,037)
Carrying Amount | Level 2 | Non-public
Other:
Long-term debt (note 8)	(2,070,046)	(2,457,301)
Carrying Amount | Level 2 | Recurring | Interest rate swap agreements
Derivatives instruments (note 12)
Interest rate derivatives	(107,074)	(168,247)
Carrying Amount | Level 2 | Recurring | Cross currency swap agreement
Derivatives instruments (note 12)
Foreign currency derivative instruments	(4,538)	(44,006)
Carrying Amount | Level 2 | Recurring | Foreign currency forward contracts
Derivatives instruments (note 12)
Foreign currency derivative instruments	(4,650)	(357)
Fair Value | Level 1 | Public
Other:
Long-term debt (note 8)	(977,917)	(671,635)
Fair Value | Level 1 | Recurring
Recurring:
Cash and cash equivalents and restricted cash	233,580	250,294
Fair Value | Level 2
Other:
Due to affiliates - current (note 11h)	(123,025)	0
Due to affiliates - long term (note 11f)	0	(210,089)
Fair Value | Level 2 | Non-public
Other:
Long-term debt (note 8)	(2,082,316)	(2,475,946)
Fair Value | Level 2 | Recurring | Interest rate swap agreements
Derivatives instruments (note 12)
Interest rate derivatives	(107,074)	(168,247)
Fair Value | Level 2 | Recurring | Cross currency swap agreement
Derivatives instruments (note 12)
Foreign currency derivative instruments	(4,538)	(44,006)
Fair Value | Level 2 | Recurring | Foreign currency forward contracts
Derivatives instruments (note 12)
Foreign currency derivative instruments	$ (4,650)	$ (357)